Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

EMX-GUX-12-03  December 29, 2012
1.933379.103

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 32	$ 20
3 years	$ 133	$ 97
5 years	$ 243	$ 181
10 years	$ 565	$ 428

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementA	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

Investor Class

Fidelity Advantage Class

1 year	$ 23	$ 18
3 years	$ 97	$ 79
5 years	$ 179	$ 147
10 years	$ 419	$ 345

Effective January 1, 2013, the following information supplements the information under the heading "Features and Policies" in the "Shareholder Information" section beginning on page 24.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

Effective January 1, 2013, the following information has been removed from under the heading "Features and Policies" in the "Shareholder Information" section on page 26.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

Fidelity may deduct $10.00 from each fund position at the time the December distribution is credited to each fund position. If the amount of the distribution is not sufficient to pay the fee, the index fund fee may be deducted directly from your fund balance.

Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

EMX-I-GUX-I-12-03  December 29, 2012
1.933380.103

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245